REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
REVENUES [Abstract]
Voyage Revenues
Our voyage revenues consist of time charter revenues and spot charter revenues with the following split:

All figures in USD ‘000	2021	2020	2019
Spot Charter Revenues	170,242	274,217	283,007
Time Charter Revenues	20,833	80,402	34,213
Total Voyage Revenues	191,075	354,619	317,220

Future Minimum Revenues	The future minimum revenues as at December 31, 2021 related to time charter revenues are as follows:
All figures in USD ‘000	Amount
2022	12,495
2023	-
2024	-
Total Future Minimum Revenues	12,495